OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
OTHER LIABILITIES

23)  OTHER LIABILITIES

	12.31.21	12.31.20
Surplus from post-employment benefit plans (Note 31)	649,817	954,581
Liabilities with ANATEL (1)	565,123	523,606
Third-party withholdings (2)	181,818	219,169
Amounts to be refunded to customers	43,964	44,973
Liabilities with related parties (Note 29)	137,861	33,831
Other liabilities	52,368	48,646
Total	1,630,951	1,824,806

Current	466,342	406,831
Non-current	1,164,609	1,417,975
(1)

Includes the cost of renewing STFC and SMP licenses and SMP licenses and the extension of the authorization to use radio frequencies for the exploitation of SMP in the State of Rio de Janeiro and Federal District (Notes 1.b and 14).

(2)	This refers to payroll withholdings and taxes withheld from pay-outs of interest on equity and on provision of services.